Note 37 - Group Entities - Intercompany Tranasctions With Holding Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Loans advanced (repaid)	$ (2,576)	$ (18,907)
Interest received	(1,871)	576
Foreign exchange profits	675	370
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	(4)	(424)
Interest received	508	536
Foreign exchange profits	0	0
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	10,016	0
Interest received	543	0
Foreign exchange profits	0	0
Fintona Investments Proprietary Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	0	0
Caledonia Mining South Africa Proprietary Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	(3,591)	(4,293)
Interest received	(455)	0
Foreign exchange profits	675	370
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	(9,103)	(13,681)
Interest received	(2,449)	0
Foreign exchange profits	0	0
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	(760)	(509)
Interest received	(18)	40
Foreign exchange profits	0	0
Blanket Employee Trust Services (Private) Limited (BETS) [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	0	0
Motapa Mining Company UK Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	0	0
Arraskar Investments (Private) Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	0	0
Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	0	0
Bilboes Holdings (Private) Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	805	0
Interest received	0	0
Foreign exchange profits	0	0
Caledonia Mining FZCO [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	61	0
Interest received	0	0
Foreign exchange profits	0	0
Caledonia Connemara Private Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	0	0
Caledonia Maligreen Private Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	0	0
Caledonia Bilboes and Motapa Private [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	$ 0	$ 0